CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Hilli Conversion to FLNGV
Long-term Purchase Commitment [Line Items]
Schedule of capital commitments payments
As at December 31, 2014, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)
Payable within 12 months to December 31, 2015	202,800
Payable within 12 months to December 31, 2016	163,500
Payable within 12 months to December 31, 2017	192,900
559,200

Newbuildings
Long-term Purchase Commitment [Line Items]
Schedule of capital commitments payments	As at December 31, 2014, the estimated timing of the installment payments for these newbuildings are due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2015	548,342